Insurance contracts	12 Months Ended
Dec. 31, 2017
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Insurance contracts

36 Insurance contracts

36.1 Underwriting risk

Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase liabilities, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into income over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.

Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, and sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than assumed by management.

Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.

Sensitivity analysis of net income and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. Increases in mortality rates lead to an increase in the level of benefits and claims. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, both products exposed to an increase and products exposed to a decrease in the rates. From the table below we can see that the mortality sensitivity has the largest impact and in aggregate, Aegon is exposed to a decrease in mortality rates.

		2017		2016
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks Estimated approximate effect	On shareholders’ equity	On net income	On shareholders’ equity	On net income
20% increase in lapse rates	69	94	47	36
20% decrease in lapse rates	(124)	(155)	(104)	(91)
10% increase in mortality rates	514	91	548	153
10% decrease in mortality rates	(1,011)	(577)	(1,039)	(582)
10% increase in morbidity rates	(492)	(463)	(521)	(445)
10% decrease in morbidity rates	189	142	184	127

Aegon the Netherlands partially hedges the risk of future longevity increases in the Netherlands related to a part of its insurance liabilities. Over the past years Aegon the Netherlands has initiated a number of transactions to hedge this risk via both longevity index derivatives and reinsurance contracts.

36.2 Insurance contracts for general account

	2017	2016
Life insurance	98,422	105,763
Non-life insurance
- Unearned premiums and unexpired risks	5,447	5,822
- Outstanding claims	2,206	2,226
- Incurred but not reported claims	830	1,018
Incoming reinsurance	3,913	4,739
At December 31	110,818	119,569

	2017	2016
Non-life insurance:
- Accident and health insurance	8,225	8,821
- General insurance	259	245
Total non-life insurance	8,484	9,066

Movements during the year in life insurance:	2017	2016
At January 1	105,763	109,884
Acquisitions	-	7
Disposals	-	(99)
Portfolio transfers and acquisitions	139	97
Gross premium and deposits – existing and new business	6,498	6,356
Unwind of discount / interest credited	4,200	4,050
Insurance liabilities released	(9,247)	(10,033)
Changes in valuation of expected future benefits	(1,145)	820
Loss recognized as a result of liability adequacy testing	843	-
Shadow accounting adjustments	92	2,053
Net exchange differences	(8,598)	812
Transfer (to) / from reinsurance assets	23	-
Transfer (to) / from insurance contracts for account of policyholders	135	1
Transfers to disposal groups 1)	(239)	(8,190)
Other	(43)	5
At December 31	98,422	105,763
[1] Linked to the sale of Aegon UK’s annuity portfolio, reported in Assets held for sale, refer to note 22 Assets and liabilities held for sale and note 51 Business combinations.

Movements during the year in non-life insurance:	2017	2016
At January 1	9,066	8,616
Disposals	-	(334)
Portfolio transfers and acquisitions	5	-
Gross premiums – existing and new business	1,893	2,140
Unwind of discount / interest credited	444	426
Insurance liabilities released	(1,065)	(1,186)
Changes in valuation of expected future claims	173	44
Change in unearned premiums	(1,017)	(1,093)
Change in unexpired risks	3	2
Incurred related to current year	750	684
Incurred related to prior years	231	354
Release for claims settled current year	(287)	(253)
Release for claims settled prior years	(717)	(843)
Shadow accounting adjustments	76	289
Change in IBNR	(79)	(15)
Net exchange differences	(986)	242
Other	(5)	(5)
At December 31	8,484	9,066

Movements during the year in incoming reinsurance:	2017	2016
At January 1	4,739	4,542
Gross premium and deposits – existing and new business	1,625	1,700
Unwind of discount / interest credited	175	179
Insurance liabilities released	(2,005)	(1,904)
Change in unearned premiums	1	4
Changes in valuation of expected future benefits	(57)	59
Shadow accounting adjustments	(1)	-
Loss recognized as a result of liability adequacy	(1)	9
Net exchange differences	(558)	138
Other	(4)	13
At December 31	3,913	4,739

36.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2017	2016
At January 1	120,929	112,679
Portfolio transfers and acquisitions	(259)	(353)
Gross premium and deposits – existing and new business	12,144	12,931
Unwind of discount / interest credited	13,349	7,085
Insurance liabilities released	(10,882)	(8,206)
Fund charges released	(1,746)	(1,725)
Changes in valuation of expected future benefits	100	268
Transfer (to) / from insurance contracts	(135)	(1)
Transfer (to) / from investment contracts for account of policyholders	-	(808)
Transfers to disposal groups	(1,359)	(1,002)
Net exchange differences	(10,289)	55
Other	317	6
At December 31	122,168	120,929

Included in Transfers to disposal groups for 2017 is the sale of Aegon Ireland plc. business which is classified as held for sale per year-end 2017. As a result, the Insurance contracts for account of policyholders are no longer included in the 2017 ending balance. For 2016 the sale of Aegon UK’s annuity portfolio was included here. Refer to note 22 Assets and liabilities held for sale and note 51 Business combinations.

Included in Other is the reclassification of the pension contract relating to the personnel of Unirobe Meeùs Groep (UMG) from defined benefit plans to insurance contracts for account of policy holders following the sale of UMG in November 2017.